UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: DECEMBER 2011

Check here if Amendment []; Amendment Number: ______
This Amendment (Check only one.): [] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: Perennial Investment Partners Pty Ltd
Address: Level 19 , 56 Pitt Street


Form 13F File Number: 28-12453

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Bill AnastasopoulosTitle: Head of Legal and
CompliancePhone: +612 8274 2748

Signature, Place, and Date of Signing:

Sydney NSW February 14, 2012

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT.
(Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number Name






FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F
Information Table Entry Total:   66
Form 13F
Information Table Value Total: 831,122 (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect
to which this report is filed, other
than the manager filing this report.



No. Form 13F File Number Name




FORM 13F INFORMATION TABLE


NAME OF ISSUER	TITLE OF CLASS	CUSIP	VALUE	SHARES / PRN AMT	SHARES/	PUT / CALL
INVESTMENT	OTHER	VOTING

			(x $1000)		PRN		DISCRETN	MANAGERS	SOLE

Alexandria Real Estate Equitie	COM	015271109	4134	59935	SH		SOLE	01	59935
Alliance Data Systems Corp	COM	018581108	1776	17100	SH		SOLE	01	17100
Allscripts Healthcare Solution	COM	01988P108	3618	191000	SH		SOLE	01	191000
America Movil SAB de CV	SPONSORED ADR	02364W105	1089	48200	SH		SOLE	01	48200
American Campus Communities In	COM	024835100	41172	981226	SH		SOLE	01	981226
Apple Inc			COM	037833100	4506	11127	SH		SOLE	01	11127
BMC Software Inc		COM	055921100	2065	63000	SH		SOLE	01	63000
Boeing Co/The			COM	097023105	1884	25680	SH		SOLE	01	25680
Boston Properties Inc		COM	101121101	12834	128858	SH		SOLE	01	128858
Camden Property Trust		COM	133131102	45533	731573	SH		SOLE	01	731573
Capital One Financial Corp	COM	14040H105	1563	36948	SH		SOLE	01	36948
Cardtronics Inc			COM	14161H108	4167	154000	SH		SOLE	01	154000
Caterpillar Inc			COM	149123101	4419	48773	SH		SOLE	01	48773
CBL & Associates Properties In	COM	124830100	385	24504	SH		SOLE	01	24504
Chatham Lodging Trust		COM	16208T102	5120	474935	SH		SOLE	01	474935
Check Point Software Technolog	COM	M22465104	4081	77670	SH		SOLE	01	77670
Coach Inc			COM	189754104	2083	34117	SH		SOLE	01	34117
Coca-Cola Femsa SAB de CVSPONSORED ADR	191241108	1739	18262	SH		SOLE	01	18262
Coresite Realty Corp		COM	21870Q105	6962	390675	SH		SOLE	01	390675
CubeSmart			COM	229663109	25927	2436734	SH		SOLE	01	2436734
Digital Realty Trust Inc	COM	253868103	33124	496842	SH		SOLE	01	496842
DIRECTV				COM	25490A101	3054	71417	SH		SOLE	01	71417
Douglas Emmett Inc		COM	25960P109	9720	532871	SH		SOLE	01	532871
DuPont Fabros Technology Inc	COM	26613Q106	52714	2176451	SH		SOLE	01	2176451
Equity Lifestyle Properties In	COM	29472R108	246	3684	SH		SOLE	01	3684
Equity Residential		COM	29476L107	38461	674392	SH		SOLE	01	674392
Esterline Technologies Corp	COM	297425100	1511	27000	SH		SOLE	01	27000
Exxon Mobil Corp		COM	30231G102	1865	22000	SH		SOLE	01	22000
Federal Realty Investment Trus	COM	313747206	182	2001	SH		SOLE	01	2001
Franklin Resources Inc		COM	354613101	3794	39500	SH		SOLE	01	39500
General Electric Co		COM	369604103	2085	116400	SH		SOLE	01	116400
General Growth Properties Inc	COM	370023103	24873	1704707	SH		SOLE	01	1704707
Gilead Sciences Inc		COM	375558103	4396	107396	SH		SOLE	01	107396
GNC Holdings Inc		COM	36191G107	3795	131092	SH		SOLE	01	131092
Goldcorp Inc			COM	380956409	1522	33675	SH		SOLE	01	33675
HCP Inc				COM	40414L109	4852	117102	SH		SOLE	01	117102
Health Care REIT Inc		COM	42217K106	3591	65860	SH		SOLE	01	65860
Herbalife Ltd			COM	G4412G101	3365	65119	SH		SOLE	01	65119
Home Properties Inc		COM	437306103	29900	519364	SH		SOLE	01	519364
Host Hotels & Resorts Inc	COM	44107P104	27926	1890727	SH		SOLE	01	1890727
International Business Machine	COM	459200101	2516	13684	SH		SOLE	01	13684
Intuit Inc			COM	461202103	4435	84333	SH		SOLE	01	84333
Intuitive Surgical Inc		COM	46120E602	4567	9864	SH		SOLE	01	9864
Joy Global Inc			COM	481165108	1780	23743	SH		SOLE	01	23743
Kimco Realty Corp		COM	49446R109	21517	1324929	SH		SOLE	01	1324929
Lam Research Corp		COM	512807108	3961	107000	SH		SOLE	01	107000
LaSalle Hotel Properties	COM	517942108	33457	1381943	SH		SOLE	01	1381943
LKQ Corp			COM	501889208	4389	145921	SH		SOLE	01	145921
Macerich Co/The			COM	554382101	36	710	SH		SOLE	01	710
Occidental Petroleum Corp	COM	674599105	4190	44722	SH		SOLE	01	44722
Philip Morris International In	COM	718172109	2197	28000	SH		SOLE	01	28000
ProLogis Inc			COM	74340W103	21659	757566	SH		SOLE	01	757566
Public Storage			COM	74460D109	49112	365256	SH		SOLE	01	365256
Regency Centers Corp		COM	758849103	1327	35275	SH		SOLE	01	35275
Simon Property Group Inc	COM	828806109	120676	935910	SH		SOLE	01	935910
SPDR Gold Shares		GOLD SHS78463V107	4873	32059	SH		SOLE	01	32059
SPDR S&P 500 ETF Trust		TR UNIT	78462F103	2542	20258	SH		SOLE	01	20258
Steven Madden Ltd		COM	556269108	4082	118321	SH		SOLE	01	118321
Tanger Factory Outlet Centers	COM	875465106	27440	935894	SH		SOLE	01	935894
Taubman Centers Inc		COM	876664103	32933	530330	SH		SOLE	01	530330
Tesla Motors Inc		COM	88160R101	1714	59999	SH		SOLE	01	59999
UDR Inc				COM	902653104	9879	393567	SH		SOLE	01	393567
Vale SA			SPONSORED ADR	91912E105	3067	142983	SH		SOLE	01	142983
VF Corp				COM	918204108	2032	16000	SH		SOLE	01	16000
Vornado Realty Trust		COM	929042109	36805	478854	SH		SOLE	01	478854
Whiting Petroleum Corp		COM	966387102	3906	83650	SH		SOLE	01	83650